LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.00%
Brazil–4.27%
Ambev	2,138,700	$ 6,020,524
Banco do Brasil	1,086,200	5,784,291
JBS	1,150,200	7,810,567
Telefonica Brasil	703,400	5,483,052
		25,098,434
Chile–0.70%
Enel Americas	34,865,980	4,120,066
		4,120,066
China–20.18%
Agricultural Bank of China Class H	14,037,000	4,822,136
Anhui Conch Cement Class H	895,000	4,834,301
Bank of China Class H	15,300,100	5,406,064
China CITIC Bank Class H	11,515,000	5,190,129
China Conch Venture Holdings	1,218,000	5,655,630
China Life Insurance Class H	2,750,000	4,496,952
China Petroleum & Chemical Class H	11,110,000	5,474,915
China Shenhua Energy Class H	3,092,000	7,202,650
Country Garden Holdings	4,698,744	4,844,903
CSPC Pharmaceutical Group	4,908,000	5,856,988
Fosun International	4,171,500	5,069,424
Haitong Securities Class H	6,236,400	5,685,315
Hello Group	391,500	4,142,070
Hengan International Group	862,000	4,596,697
Industrial & Commercial Bank of China Class H	8,203,000	4,547,118
Kunlun Energy	5,282,000	5,499,777
Minth Group	1,420,000	4,857,911
New China Life Insurance Class H	1,546,000	4,551,702
PetroChina Class H	15,906,000	7,449,808
PICC Property & Casualty Class H	7,132,000	6,918,523
Shandong Weigao Group Medical Polymer Class H	3,356,000	5,954,969
Want Want China Holdings	7,482,000	5,649,523
		118,707,505
Greece–1.14%
Hellenic Telecommunications Organization	357,998	6,720,061
		6,720,061
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–9.57%
Bank of Communications Class H	9,633,000	$ 5,701,738
=†Brilliance China Automotive Holdings	2,324,000	746,341
China Construction Bank Class H	6,909,000	4,930,830
China Minsheng Banking Class H	8,969,000	3,598,932
China National Building Material Class H	4,310,000	5,797,672
China Overseas Land & Investment	2,126,000	4,811,373
Guangzhou Automobile Group Class H	6,551,200	5,756,810
Kingboard Holdings	1,220,000	5,521,201
Nine Dragons Paper Holdings	3,991,000	4,871,538
Postal Savings Bank of China Class H	7,637,000	5,250,090
Shimao Group Holdings	1,730,500	3,171,681
Sinopharm Group Class H	2,327,200	6,098,573
		56,256,779
Hungary–0.93%
Richter Gedeon	199,372	5,452,273
		5,452,273
India–7.64%
Ambuja Cements	1,359,881	7,308,213
Aurobindo Pharma	482,551	4,694,165
Bajaj Auto	114,587	5,903,798
Hero MotoCorp	136,109	5,190,431
Indian Oil	4,366,424	7,327,433
NTPC	3,896,828	7,421,852
Vedanta	1,849,401	7,114,792
		44,960,684
Indonesia–0.98%
Astra International	15,066,100	5,752,354
		5,752,354
Kuwait–0.91%
Mobile Telecommunications KSCP	2,703,809	5,370,856
		5,370,856
Malaysia–0.54%
Top Glove	4,592,100	3,159,023
		3,159,023
Republic of Korea–15.87%
CJ CheilJedang	15,043	5,175,870
Coway	99,129	6,187,297
Hana Financial Group	157,589	6,125,768
LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hankook Tire & Technology	143,566	$ 5,202,731
Hyundai Mobis	22,803	4,811,844
KB Financial Group	126,535	5,884,825
Kia Motors	78,891	5,328,024
Korea Zinc	16,033	6,764,046
KT&G	80,365	5,498,048
LG	68,483	5,331,398
†LX Holdings	32,796	261,017
POSCO	21,089	5,807,036
Shinhan Financial Group	183,854	6,210,512
SK	26,448	5,909,464
†SK Telecom	25,917	7,039,479
Woori Financial Group	649,223	6,336,521
Yuhan	105,791	5,462,179
		93,336,059
Russia–3.19%
Novolipetsk Steel GDR	200,554	5,913,199
Severstal PAO	309,489	6,461,785
Surgutneftegas PJSC	12,642,070	6,389,530
		18,764,514
South Africa–8.28%
Aspen Pharmacare Holdings	606,634	10,914,276
†MTN Group	995,371	9,349,171
Nedbank Group	668,241	7,768,392
Old Mutual	7,068,960	7,778,379
Shoprite Holdings	553,287	6,567,613
Vodacom Group	658,524	6,298,916
		48,676,747
Taiwan–20.20%
Acer	5,240,000	4,617,318
Asia Cement	3,539,000	5,758,800
Asustek Computer	444,000	5,156,702
Catcher Technology	787,000	4,704,460
Cheng Shin Rubber Industry	3,501,000	4,441,467
China Development Financial Holding	15,925,000	8,053,686
Compal Electronics	6,782,000	5,717,539
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Far Eastern New Century	5,572,000	$ 5,933,429
Giant Manufacturing	575,000	6,519,348
Hon Hai Precision Industry	1,269,000	4,736,684
Inventec	6,027,000	5,553,010
Lite-On Technology	2,637,000	5,877,170
Pegatron	2,189,000	5,242,466
Pou Chen	5,100,000	6,144,703
Powertech Technology	1,585,000	5,897,113
Shin Kong Financial Holding	19,113,005	6,350,866
SinoPac Financial Holdings	13,152,000	6,534,338
Taiwan Cement	3,566,454	6,495,422
Uni-President Enterprises	2,371,000	5,792,696
Wistron	4,813,000	4,731,368
Zhen Ding Technology Holding	1,289,000	4,532,086
		118,790,671
Thailand–2.62%
Bangkok Dusit Medical Services NVDR	8,245,800	5,530,870
Charoen Pokphand Foods	6,084,791	4,630,807
Siam Cement NVDR	445,600	5,274,266
		15,435,943
Trinidad And Tobago–0.98%
Eregli Demir ve Celik Fabrikalari	3,141,436	5,784,930
		5,784,930
Total Common Stock (Cost $529,217,501)		576,386,899

MONEY MARKET FUND–0.40%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	2,346,060	2,346,060
Total Money Market Fund (Cost $2,346,061)		2,346,060

TOTAL INVESTMENTS–98.40% (Cost $531,563,562)	578,732,959
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.60%	9,406,272
NET ASSETS APPLICABLE TO 63,797,894 SHARES OUTSTANDING–100.00%	$588,139,231

Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.
LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
211	E-mini MSCI Emerging Markets Index	$13,141,080	$13,741,648	12/17/21	$—	$(600,568)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
See accompanying notes.
LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$25,098,434	$—	$—	$25,098,434
Chile	—	4,120,066	—	4,120,066
China	4,142,070	114,565,435	—	118,707,505
Greece	—	6,720,061	—	6,720,061
Hong Kong	—	55,510,438	746,341	56,256,779
Hungary	5,452,273	—	—	5,452,273
India	—	44,960,684	—	44,960,684
Indonesia	—	5,752,354	—	5,752,354
Kuwait	5,370,856	—	—	5,370,856
Malaysia	3,159,023	—	—	3,159,023
Republic of Korea	—	93,336,059	—	93,336,059
Russia	12,851,315	5,913,199	—	18,764,514
South Africa	39,327,576	9,349,171	—	48,676,747
Taiwan	—	118,790,671	—	118,790,671
Thailand	4,630,807	10,805,136	—	15,435,943
Trinidad And Tobago	—	5,784,930	—	5,784,930
Money Market Fund	2,346,060	—	—	2,346,060
Total Investments	$102,378,414	$475,608,204	$746,341	$578,732,959
Derivatives:

Liabilities:
Futures Contract	$(600,568)	$—	$—	$(600,568)
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2021, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Emerging Markets 100 Fund–5